Commitments and Contingencies - Schedule of Maturity Payments of Operating Leases (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 245,952
2021	253,875	$ 136,347
2022	114,402	141,507
2023	117,830	35,694
2024	121,364
Thereafter	286,102
Total lease payments	1,139,525	313,550
Less: amounts representing interest	(213,159)	(23,599)
Total lease obligations	$ 926,366	$ 289,949	$ 371,754